Leases	12 Months Ended
Mar. 31, 2026
Lessee Disclosure [Abstract]
Leases
6.
Leases

The Company entered into operating lease agreements primarily for shops and malls, offices, warehouses and land. Certain lease agreements contain an option for the Company to renew a lease or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The leases may include variable payments based on measures such as the level of sales at a physical store, which are expensed as incurred.

Components of operating lease cost are as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Operating lease cost	10,752	10,431	7,573
Variable lease cost	655	621	33
Total operating lease cost	11,407	11,052	7,606

For the years ended March 31, 2024, 2025 and 2026, cash payments for operating leases amounted to RMB10,452 million, RMB7,637 million and RMB5,582 million, respectively. For the years ended March 31, 2025 and 2026, the operating lease assets obtained in exchange for operating lease liabilities amounted to RMB6,171 million and RMB13,650 million, respectively.

As of March 31, 2025 and 2026, the Company’s operating leases had a weighted average remaining lease term of 7.4 years and 7.3 years, respectively. As of the same dates, the Company’s operating leases had a weighted average discount rate of 4.6% and 4.9%, respectively. Future lease payments under operating leases as of March 31, 2026 are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2027	5,346
2028	4,397
2029	3,609
2030	3,017
2031	2,497
Thereafter	7,971
26,837
Less: imputed interest	(5,111)
Total operating lease liabilities (Note 19)	21,726